Trade and other receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Trade receivables	$ 31,041	$ 36,273
Lease receivables	189	188
Other receivables	8,014	9,642
Amounts due from joint ventures and associates	903	1,014
Prepayments and deferred charges	5,713	6,156
Total	45,860	53,273
Non-current
Trade receivables	0	0
Lease receivables	875	1,032
Other receivables	3,528	2,801
Amounts due from joint ventures and associates	152	278
Prepayments and deferred charges	1,463	2,187
Total	$ 6,018	$ 6,298